Income Taxes - Impact of New Accounting Pronouncements (Details) - Accounting Standards Update 2016-09 [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Decrease in Other capital	$ 44,233
Decrease in income taxes	44,233
Increase in Net income	$ 44,233
Increase in Average shares and equivalents outstanding - diluted (in shares) | shares	588,708
Increase in Basic net income per common share (in dollars per share) | $ / shares	$ 0.48
Increase in Diluted net income per common share (in dollars per share) | $ / shares	$ 0.40